Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Overseas Value Fund - Class R | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Class R | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Value Fund - Class R | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Class R | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Class R | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Class R | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Class R | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Class R | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Class R | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Class R | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Overseas Value Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Overseas Value Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Overseas Value Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Value Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Overseas Value Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Overseas Value Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Overseas Value Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Overseas Value Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Overseas Value Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Overseas Value Fund - Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Value Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Overseas Value Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Overseas Value Fund - Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Value Fund - Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Overseas Value Fund - Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Value Fund - Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Overseas Value Fund - Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Class R | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Class R | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Value Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Overseas Value Fund - Institutional 3 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Institutional 3 Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Value Fund - Institutional 3 Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Institutional 3 Class | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Institutional 3 Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Institutional 3 Class | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Institutional 3 Class | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Institutional 3 Class | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Institutional 3 Class | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Institutional 3 Class | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Overseas Value Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Overseas Value Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Overseas Value Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Value Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Overseas Value Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Overseas Value Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Overseas Value Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Overseas Value Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Overseas Value Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Overseas Value Fund - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Value Fund - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Overseas Value Fund - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Overseas Value Fund - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Value Fund - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Overseas Value Fund - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Value Fund - Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Overseas Value Fund - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Institutional 3 Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Institutional 3 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Value Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Overseas Value Fund - Institutional 2 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Institutional 2 Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Value Fund - Institutional 2 Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Institutional 2 Class | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Institutional 2 Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Institutional 2 Class | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Institutional 2 Class | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Institutional 2 Class | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Institutional 2 Class | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Institutional 2 Class | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Overseas Value Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Overseas Value Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Overseas Value Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Value Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Overseas Value Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Overseas Value Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Overseas Value Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Overseas Value Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Overseas Value Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Overseas Value Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Value Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Overseas Value Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Overseas Value Fund - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Value Fund - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Overseas Value Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Value Fund - Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Overseas Value Fund - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Institutional 2 Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Institutional 2 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Value Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Overseas Value Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Institutional Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Value Fund - Institutional Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Institutional Class | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Institutional Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Institutional Class | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Institutional Class | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Institutional Class | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Institutional Class | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Institutional Class | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Overseas Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Overseas Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Overseas Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Overseas Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Overseas Value Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Overseas Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Overseas Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Overseas Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Overseas Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Value Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Overseas Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Overseas Value Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Value Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Overseas Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Overseas Value Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Value Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Overseas Value Fund -Class C | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund -Class C | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Value Fund -Class C | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund -Class C | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund -Class C | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund -Class C | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund -Class C | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund -Class C | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund -Class C | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund -Class C | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund -Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Overseas Value Fund -Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Overseas Value Fund -Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Overseas Value Fund -Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Value Fund -Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Overseas Value Fund -Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Overseas Value Fund -Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Overseas Value Fund -Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Overseas Value Fund -Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund -Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Overseas Value Fund -Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Overseas Value Fund -Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Value Fund -Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Overseas Value Fund -Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Overseas Value Fund -Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Value Fund -Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Overseas Value Fund -Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Value Fund -Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Overseas Value Fund -Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund -Class C | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund -Class C | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Value Fund -Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Overseas Value Fund - Advisor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Advisor Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Value Fund - Advisor Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Advisor Class | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Advisor Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Advisor Class | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Advisor Class | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Advisor Class | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Advisor Class | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Advisor Class | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Overseas Value Fund - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Overseas Value Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Overseas Value Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Value Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Overseas Value Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Overseas Value Fund - Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Overseas Value Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Overseas Value Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Overseas Value Fund - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Overseas Value Fund - Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Value Fund - Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Overseas Value Fund - Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Overseas Value Fund - Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Value Fund - Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Overseas Value Fund - Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Value Fund - Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Overseas Value Fund - Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Advisor Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Advisor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Value Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Overseas Value Fund - Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Class A | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Overseas Value Fund - Class A | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Class A | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Class A | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Class A | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Class A | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Class A | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Overseas Value Fund - Class A | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Class A | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Overseas Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Overseas Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Overseas Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Overseas Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Overseas Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Overseas Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Overseas Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Overseas Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Overseas Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Overseas Value Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Columbia Overseas Value Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Overseas Value Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Overseas Value Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Overseas Value Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Overseas Value Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Overseas Value Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Overseas Value Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Class A | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Overseas Value Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%